Lease (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Summary of of Right-of-Use Assets and Lease Liabilities Recognized in Consolidated Statement of Financial Position

(1) Details of right-of-use assets and lease liabilities recognized in the consolidated statement of financial position as of December 31, 2019 are as follows:

	December 31, 2019
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	~~W~~	3,642
Vehicles		266
Equipment		1,038
Total	~~W~~	4,946
Lease liabilities(*2)
Current		1,986
Non-current		3,008
Total	~~W~~	4,994

(*1) Right-of-use assets are included in the ‘Property and equipment’ in the consolidated statement of financial position.

(*2) Lease liabilities are included in the ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

Summary of Changes in Right-of-Use Assets

(2) Changes in right-of-use assets for the year ended December 31, 2019 are as follows:

	2019
	Offices		Vehicles		Equipment		Total
		(In millions of Korean won)
Balance as of January 1, 2019	~~W~~	2,752	~~W~~	53	~~W~~	1,648	~~W~~	4,453
Depreciation		(901)		(92)		(1,142)		(2,135)
Additions		1,791		320		526		2,637
Removal		—		(15)		—		(15)
Translation differences		—		—		6		6
Balance as of December 31, 2019	~~W~~	3,642	~~W~~	266	~~W~~	1,038	~~W~~	4,946

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss

(3) Details of amounts recognized in the consolidated statement of profit or loss for the year ended December 31, 2019 are as follows:

	2019
	(In millions of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	~~W~~	277
Expense relating to short-term leases		322
Expense relating to leases of low-value assets that are not short-term leases		10

Summary of Amounts Relating to Leases in Consolidated Statement of Profit or Loss

(4) Details of amounts recognized in the consolidated statement of

Cash flows for the year ended December 31, 2019 are as follows:

2019
(In millions of Korean won)
Total cash outflows of leases	~~W~~	2,644